Concentration and Risks (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues | Customer risk | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	17.00%
Revenues | Customer risk | Customer C
Concentration Risk [Line Items]
Concentration risk (as a percent)	19.00%	12.00%
Accounts receivable | Customer risk | Customer B
Concentration Risk [Line Items]
Concentration risk (as a percent)	35.00%	67.00%
Accounts receivable | Customer risk | Customer C
Concentration Risk [Line Items]
Concentration risk (as a percent)	23.00%	8.00%
Cash & cash equivalents, restricted cash and short-term investments | Credit risk | Bank E
Concentration Risk [Line Items]
Concentration risk (as a percent)	77.00%	74.00%
Cash & cash equivalents, restricted cash and short-term investments | Credit risk | Bank F
Concentration Risk [Line Items]
Concentration risk (as a percent)	23.00%	25.00%